Accumulated Other Comprehensive Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Amount of other comprehensive income is expected to be reclassified to net income during 2013	$ 18
Amount of other comprehensive income net of income tax during 2013	$ 7